Note 3 - Segment Information	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

Note 3.         Segment Information

Prior to the acquisition of GMI and through June 30, 2022, we managed our business as a single operating segment. During the quarter ended September 2022, we reassessed our business strategy and our CODM changed his approach to managing the business and allocating resources. As a result, we determined that beginning July 1, 2022 we have two operating segments: Tellenger and Blockchain SCM. Tellenger provides professional services, primarily to U.S. government agencies, related to legacy software migration and modernization, developing web-based and mobile device solutions, including dynamic electronic forms development and conversion, and data analytics. The Blockchain SCM segment is an early-stage business focused on developing, marketing, and selling a SaaS supply chain management platform built on blockchain technology.

For the year ended December 31, 2022:

	Tellenger	Blockchain SCM	Corporate	Consolidated
Revenue	$11,023,982	$998,970	$-	$12,022,952
Depreciation and amortization	211,360	1,223,328	8,626	1,443,314
Other significant non-cash items:
Stock-based compensation	175,693	691,472	1,100,762	1,967,927
Change in fair value of contingent consideration	-	(930,000)	-	(930,000)
Impairment of long-lived assets	-	3,762,915	-	3,762,915
Goodwill impairment	-	6,460,168	-	6,460,168
Total other significant non-cash items	175,693	9,984,555	1,100,762	11,261,010
Operating income (loss)	$610,753	$(13,358,651)	$(6,029,710)	$(18,777,608)
Interest expense				(81,621)
Other income, net				7,107
Income tax benefit				1,098,284
Net loss				$(17,753,838)

Acquisition of property and equipment	$10,447	$498,425	$27,030	$535,902

For the year ended December 31, 2021:

	Tellenger	Blockchain SCM	Consolidated
Revenue	$15,033,504	$-	$15,033,504
Depreciation and amortization	167,332	69,266	236,598
Operating loss			$(2,627,149)
Interest expense			(37,325)
Other income, net			12,171
Gain on forgiveness of note payable			450,000
Income tax benefit			1,070,854
Net loss			$(1,131,449)

Acquisition of property and equipment			$69,754

Total assets for each operating segment as of December 31 are as follows:

	2022	2021
Tellenger	$4,000,760	$4,812,450
Blockchain SCM	2,500,000	13,159,805
Corporate	1,480,454	5,390,388
Consolidated	$7,981,214	$23,362,643